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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment                [_] Amendment Number :
                                                                ------
This Amendment (Check only one.):      [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hayman Capital Management, L.P.
Address:  2101 Cedar Springs Road, Suite 1400
          Dallas, Texas 75201


Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Juneau J. Lee
Title:    Chief Compliance Officer
Phone:    (214) 347-4194

Signature, Place, and Date of Signing:

   /s/ Juneau J. Lee            Dallas, TX                 November 14, 2012
-----------------------  ----------------------------  -------------------------
      (Signature)              (City, State)                    (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                        ------
Form 13F Information Table Entry Total:      6
                                        ------
Form 13F Information Table Value Total: 81,715 (thousands)
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List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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

          COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
-------------------------- -------------- ----------- -------- --------------------- ---------- -------- ---------------------------
                                                                                                              VOTING AUTHORITY
                                                                                                         ---------------------------
                               TITLE OF                VALUE   SHRS OR   SH/PRN PUT/ INVESTMENT  OTHER     SOLE    SHARED   NONE
       NAME OF ISSUER           CLASS       CUSIP     (X1000)  PRN AMT          CALL DISCRETION MANAGERS
-------------------------- -------------- ----------- -------- --------------------- ---------- -------- --------- ------ ----------
API Technologies Corp      Common         00187E203      5,182 1,805,630   SH           Sole             1,805,630
Electronic Arts Inc.       Common         285512 90 9    9,841   759,300   SH           Sole               759,300
Hyatt Hotels Corp          Common         448579102     12,978   323,250   SH           Sole               323,250
Sealy Corp                 Snr Sec 3rd 8% 812139400     11,398   153,503   PRN          Sole               153,503
Sealy Corp                 Common         812139301      8,323 3,817,860   SH           Sole             3,817,860
Six Flags Entmt Corp New   Common         83001A102     33,993   578,111   SH           Sole               578,111